Earnings per share (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share
Issued common shares	93,540,140	91,265,140	93,540,140	90,515,140
Effect of shares issued		891,304		1,138,278
Weighted average number of common shares outstanding basic	93,540,140	92,156,444	93,540,140	91,653,418
Weighted average number of shares outstanding - diluted	93,540,140	92,156,444	93,540,140	91,653,418